Condensed financial information of the Company (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Yong Cui [Member]
Condensed Financial Statements, Captions [Line Items]
Related party transaction	$ 300,000	$ 600,000
Omer Ozden [Member]
Condensed Financial Statements, Captions [Line Items]
Related party transaction	112,426
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	416,358,510		525,946,603
Parent Company [Member] | Yong Cui [Member]
Condensed Financial Statements, Captions [Line Items]
Related party transaction		600,000
Parent Company [Member] | Omer Ozden [Member]
Condensed Financial Statements, Captions [Line Items]
Related party transaction	112,426
Parent Company [Member] | XIN Development Group International Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due from subsidiary	29,064,135		59,810,224
Loan facility, maximum borrowing amount			50,000,000
Stated rate			17.50%
Accrued interest	1,931,467		10,708,345
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves	$ 375,547,200		$ 379,829,487